OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING EXPENSES
Schedule of salaries and employee benefit expenses

The detail for salaries and employee benefits for the years ended December 31, 2023, 2022 and 2021 is as follows:

Salaries and employee benefit	2023	2022	2021
In millions of COP
Salaries(1)	2,286,471	1,897,710	1,648,872
Bonuses(2)	940,292	823,517	714,353
Private premium(3)	651,048	423,261	384,056
Social security contributions	546,434	447,017	355,166
Indemnization payment	179,916	189,643	137,453
Other benefits(4)	746,073	636,508	542,696
Total Salaries and employee benefit	5,350,234	4,417,656	3,782,596
(1)	This is mainly explained by salary increases indexed to inflation.
(2)	Corresponds mainly to bonuses for employees in accordance with the variable compensation model of the Bank.
(3)	The increase corresponds to a higher provision due to a decrease in the nominal rate and the inflation rate.
(4)	Includes vacations, severance and interest on severance, pension and employee benefits, mainly policy benefits, training and recreation.

Schedule of other administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2023, 2022 and 2021 is as follows:

Other administrative and general expenses	2023	2022	2021
	In millions of COP
Fees(1)	943,781	864,520	758,986
Maintenance and repairs(2)	900,251	757,861	592,493
Insurance(3)	738,786	640,753	495,146
Data processing(4)	473,059	362,621	363,105
Frauds and claims(5)	346,899	258,834	182,916
Transport	233,856	232,471	198,828
Advertising	175,690	185,122	153,066
Cleaning and security services	129,460	117,966	111,717
Public services	125,433	119,949	149,029
Contributions and affiliations	109,038	116,118	101,727
Communications	74,685	72,501	71,861
Properties improvements and installation	66,438	70,845	64,554
Useful and stationery	57,061	55,045	53,476
Disputes, fines and sanctions(6)	43,499	63,519	13,106
Real estate management	33,637	30,216	28,962
Travel expenses	31,813	25,600	10,713
Publications and subscriptions	22,574	20,644	17,775
Storage services	16,321	15,013	14,666
Legal expenses	14,136	10,573	6,834
Others	497,527	539,729	351,546
Total other administrative and general expenses(7)	5,033,944	4,559,900	3,740,506
Taxes other than income tax(8)	1,433,148	929,512	719,593
(1)	Increase generated mainly by digital transformation fees.
(2)	Increase is caused mainly by vehicle maintenance for COP 85,247 and computer equipment maintenance for COP 46,626.
(3)	The increase is mainly generated by Fogafin deposit insurance due to an increase in the volume of time deposits.
(4)	In 2023, the increase generated mainly by license maintenance services, electronic data processing and technology services.
(5)	The increase is generated mainly in virtual transactions and cards frauds.
(6)	The amount for the year 2022 includes the following events: Banagrícola and subsidiaries by USD 4,000 due to out-of-court closing of contingency and in Banistmo and subsidiaries by USD 2,500 due to judgment against.
(7)	As of December 31, 2021, the Consolidated Statement of Income disclosed the line "Other expenses" for COP 218,586. Considering the nature of the operations contained in this caption, the Bank decided to reclassify this item in the Consolidated Statement of Income as of December 31, 2023, 2022 and 2021 in the line "Other administrative and general expenses". For comparative purposes, figure disclosed in 2021 in the line "Other administrative and general expenses" for COP 3,521,920 were modified to COP 3,740,506.
(8)	The increase mainly generates in industry and commerce taxes, value added tax (IVA) and Tax on Financial Movements (GMF).

Schedule of impairment, depreciation and amortization expenses

The detail for Impairment, depreciation and amortization for the years ended December 31, 2023, 2022 and 2021 is as follows:

Impairment, depreciation and amortization	2023	2022	2021
	In millions of COP
Depreciation of premises and equipment(1)	636,376	560,596	466,179
Depreciation of right-of-use assets(2)	229,665	212,861	190,819
Amortization of intangible assets(3)	212,317	175,991	198,169
Impairment of other assets, net(4)(5)	46,501	31,127	65,391
Total impairment, depreciation and amortization	1,124,859	980,575	920,558

(1)See Note 10 Premises and equipment, net.

(2)See Note 7.2 Lessee.

(3)See Note 9 Goodwill and intangibles assets, net.

(4) Includes value for impairment of property and equipment for COP 4,480 in 2023 and COP 3,536 in 2022.

(5)The detail of the impairment of other assets net by operating segments for the years ended December 31, 2023, 2022 and 2021 is presented in the table below:

Impairment (recovery) of other assets, net	2023	2022	2021
	In millions of COP
Banking Colombia	45,122	24,187	38,632
Banking Panama	5,290	12,599	17,962
Banking Guatemala	8,929	12,101	7,554
All other segments	4,713	1,803	848
International Banking	1,730	314	-
Banking El Salvador(1)	(19,283)	(19,877)	395
Total(2)	46,501	31,127	65,391

(1)Corresponds mainly to the Net realizable value (NRV) and higher sales generated in 2022 compared to 2021.

(2)The variation in 2023 with respect to 2022 is mainly to the Net realizable value (NRV).